INCOME TAXES - Unrecognized tax benefits (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of December 31, 2011
Additions based on tax positions related to the current year	170
Additions for tax positions of prior years
Reductions for tax positions of prior years
Balance as of December 31, 2012	$ 170